Debt (Debt Maturing Within One Year) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term debt maturing within one year	$ 2,915	$ 7,542
Commercial paper	1,934
Total debt maturing within one year	2,915
Excluding Commercial Paper [Member]
Debt Instrument [Line Items]
Long-term debt maturing within one year	2,915	7,542
Including Commercial Paper [Member]
Debt Instrument [Line Items]
Total debt maturing within one year	$ 4,849	$ 7,542